Basic and Diluted Net Loss Per Share	6 Months Ended
Jun. 30, 2026
Basic and Diluted Net Loss Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE

NOTE 7 - BASIC AND DILUTED NET LOSS PER SHARE

Basic net loss per share is computed by dividing net loss by the weighted average number of ordinary shares outstanding during the period, including pre-funded warrants and fully vested RSUs.

The Company applies the two-class method in calculating net income (loss) per ordinary shares. In order to determine the net income (loss) attributable to ordinary shares, the Company first considered the total income allocable to preferred shares. This is calculated using the total net income (loss) less undistributed income allocable to preferred shares due to their redemption feature.

Calculating diluted EPS incorporates the potential impact of dilution that could occur if outstanding dilutive securities were converted into Ordinary shares or exercised. These securities can include stock options, restricted stock units (RSUs), preferred shares and warrants.

Details of the number of shares and loss used in the computation of net loss per share:

	For six months ended June 30
	2026		2025
	Weighted number of shares	Net profit attributable to equity holders of the Company	Weighted number of shares	Net loss attributable to equity holders of the Company
For the computation of basic and diluted loss	30,189,667,540	1,574	6,364,731,650	4,134

a.	For the six months ended June 30, 2026, the following items have been excluded from the diluted weighted average number of shares outstanding because they are anti-dilutive: 487,688,000 share options , 1,498,404,000 restricted share units 1,456,000,000 Preferred shares and 60,090,994,496 warrants.

For the six months ended June 30, 2025, the following items have been excluded from the diluted weighted average number of shares outstanding because they are anti-dilutive: 97,228,400 share options, 381,104,276 restricted share units 1,456,000,000 Preferred shares and 2,231,316, 096 warrants.

b.	On August 19, 2026, the Company announced a change in the ratio of its American Depositary Shares (“ADSs”) to its ordinary shares, effective August 21, 2026, from one ADS representing 4,000 ordinary shares to one ADS representing 40,000 ordinary shares. The ADS Ratio Change has the same effect on ADS holders as a one-for-ten reverse split of the ADSs. All ADS and per-share amounts presented in these financial statements have been retrospectively adjusted to reflect this change.